Leasing Arrangements - Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Capital Leases
2018	$ 413
2019	268
2020	179
2021	87
2022	50
Thereafter	135
Total minimum rental commitments	1,132
Less interest and executory costs	112
Present value of minimum lease payments	1,020
Less current installments	382
Long-term obligation at December 31, 2017	638
Operating Leases
2018	3,290
2019	3,046
2020	2,683
2021	2,301
2022	1,952
Thereafter	7,462
Total minimum rental commitments	$ 20,734